Average Annual Total Returns{- Fidelity® Series Real Estate Income Fund} - 07.31 Fidelity Series Real Estate Income Fund Series PRO-06 - Fidelity® Series Real Estate Income Fund	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Past 1 year	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Past 5 years	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Since Inception		Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1677 Past 1 year	F1677 Past 5 years	F1677 Since Inception
Total	16.01%	6.81%	8.59%	[1]	13.42%	4.59%	6.50%	[1]	9.91%	4.57%	6.27%	[1]	31.49%	11.70%	15.04%	[1]	16.86%	5.69%	6.86%	[1]

[1]	(a) From October 20, 2011